Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Operating expenses:
Research and development	$ 3,277	$ 1,639	$ 8,520	$ 4,597	$ (6,309)	$ (3,899)
Acquisition of in-process research and development				35,347	(35,347)
General and administrative	4,138	2,012	11,777	5,530	(8,012)	(7,443)
Total operating expenses	7,415	3,651	20,297	45,474	(49,668)	(11,342)
Loss from operations	(7,415)	(3,651)	(20,297)	(45,474)	(49,668)	(11,342)
Other income, net:
R&D tax incentive	1,320	(83)	8,150	684	683	568
Foreign exchange expense	(11)		(17)		(67)	(48)
Interest income	75	163	166	153	241	4
Total other income, net	1,384	80	8,299	837	857	524
Loss before income tax expense	(6,031)	(3,571)	(11,998)	(44,637)	(48,811)	(10,818)
Income tax expense
Net loss	(6,031)	(3,571)	(11,998)	(44,637)	(48,811)	(10,818)
Other comprehensive loss:
Currency translation adjustment, net of tax	(820)	(202)	(403)	(2,029)	(2,292)	(1,302)
Total comprehensive loss	$ (6,851)	$ (3,773)	$ (12,401)	$ (46,666)	$ (51,103)	$ (12,120)
Net loss per share Basic (in Dollars per share)	$ (0.38)	$ (0.22)	$ (0.76)	$ (2.93)	$ (3.32)	$ (1.02)
Weighted average number of shares outstanding, basic (in Shares)	15,873,113	15,873,113	15,873,113	15,221,900	15,384,704	11,921,292